Long-Term Debt - Revolving Credit Facility (Details) $ in Millions			1 Months Ended	12 Months Ended
	Nov. 15, 2023 USD ($)	Aug. 16, 2023 USD ($)	Nov. 30, 2020	Dec. 31, 2024 item	Apr. 30, 2013 USD ($)
Long-Term Debt
Number of credit facilities | item				2
Revolving credit facility amount					$ 20.0
Revolving credit facility | NTT Finance Corporation
Long-Term Debt
Revolving credit facility amount		$ 25.0
Interest margin percentage		2.23%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Commitment fee percentage		0.50%
Revolving credit facility | Shinsei
Long-Term Debt
Revolving credit facility amount	$ 25.0
Interest margin percentage	2.00%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Commitment fee percentage			0.80%